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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                       Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Growth Opportunities Fund

 Schedule of Investments 9/28/2012

 Shares

 Value

 COMMON STOCKS - 97.3%

 Energy - 9.6%

 Oil & Gas Equipment & Services - 1.1%

 9,100

 Core Laboratories NV

 $

 1,105,468

 89,800

 Dresser-Rand Group, Inc. *

 4,948,878

 $

 6,054,346

 Oil & Gas Exploration & Production - 8.0%

 289,843

 Cabot Oil & Gas Corp.

 $

 13,013,954

 356,670

 Comstock Resources, Inc. *

 6,555,595

 524,000

 EXCO Resources, Inc. *

 4,197,240

 404,800

 McMoRan Exploration Co. *

 4,756,400

 123,400

 Oasis Petroleum, Inc. *

 3,636,598

 59,629

 Range Resources Corp.

 4,166,278

 84,100

 Rosetta Resources, Inc. *

 4,028,390

 475,100

 Triangle Petroleum Corp. *

 3,401,716

 $

 43,756,171

 Oil & Gas Storage & Transportation - 0.5%

 78,900

 SemGroup Corp. *

 $

 2,907,465

 Total Energy

 $

 52,717,982

 Materials - 5.1%

 Commodity Chemicals - 0.7%

 57,300

 Westlake Chemical Corp.

 $

 4,186,338

 Specialty Chemicals - 2.6%

 490,900

 Flotek Industries, Inc. *

 $

 6,219,703

 6,400

 GSE Holding, Inc. *

 50,240

 133,600

 WR Grace & Co. *

 7,893,088

 $

 14,163,031

 Construction Materials - 1.0%

 116,600

 Eagle Materials, Inc.

 $

 5,393,916

 Steel - 0.8%

 132,800

 Allegheny Technologies, Inc.

 $

 4,236,320

 Total Materials

 $

 27,979,605

 Capital Goods - 6.5%

 Aerospace & Defense - 2.4%

 475,500

 Spirit Aerosystems Holdings, Inc. *

 $

 10,560,855

 17,628

 TransDigm Group, Inc. *

 2,500,884

 $

 13,061,739

 Construction & Engineering - 0.7%

 135,800

 KBR, Inc.

 $

 4,049,556

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 129,000

 Joy Global, Inc.

 $

 7,231,740

 Industrial Machinery - 2.1%

 93,000

 Chart Industries, Inc. *

 $

 6,868,050

 125,480

 Kennametal, Inc.

 4,652,798

 $

 11,520,848

 Total Capital Goods

 $

 35,863,883

 Commercial Services & Supplies - 3.7%

 Diversified Support Services - 0.5%

 153,700

 Mobile Mini, Inc. *

 $

 2,568,327

 Human Resource & Employment Services - 2.3%

 367,185

 On Assignment, Inc. *

 $

 7,314,325

 295,500

 WageWorks, Inc. *

 5,156,475

 $

 12,470,800

 Research & Consulting Services - 0.9%

 35,911

 CoStar Group, Inc. *

 $

 2,928,183

 206,675

 RPX Corp. *

 2,316,827

 $

 5,245,010

 Total Commercial Services & Supplies

 $

 20,284,137

 Transportation - 3.3%

 Air Freight & Logistics - 0.8%

 339,800

 XPO Logistics, Inc. *

 $

 4,159,152

 Airlines - 1.9%

 90,020

 Allegiant Travel Co. *

 $

 5,703,667

 460,600

 US Airways Group, Inc. *

 4,817,876

 $

 10,521,543

 Trucking - 0.6%

 413,900

 Swift Transportation Co. *

 $

 3,567,818

 Total Transportation

 $

 18,248,513

 Consumer Durables & Apparel - 5.7%

 Homebuilding - 0.8%

 116,700

 Lennar Corp.

 $

 4,057,659

 Housewares & Specialties - 0.5%

 51,900

 Tupperware Brands Corp.

 $

 2,781,321

 Apparel, Accessories & Luxury Goods - 3.6%

 61,501

 Carter's, Inc. *

 $

 3,311,214

 170,800

 G-III Apparel Group, Ltd. *

 6,131,720

 212,000

 Hanesbrands, Inc. *

 6,758,560

 179,300

 True Religion Apparel, Inc.

 3,824,469

 $

 20,025,963

 Footwear - 0.8%

 276,056

 Crocs, Inc. *

 $

 4,474,868

 Total Consumer Durables & Apparel

 $

 31,339,811

 Consumer Services - 3.3%

 Casinos & Gaming - 0.9%

 614,200

 Scientific Games Corp. *

 $

 5,079,434

 Restaurants - 1.5%

 37,700

 Buffalo Wild Wings, Inc. *

 $

 3,232,398

 359,700

 Caribou Coffee Co., Inc. *

 4,938,681

 $

 8,171,079

 Education Services - 0.8%

 192,363

 Grand Canyon Education, Inc. *

 $

 4,526,301

 Specialized Consumer Services - 0.1%

 75,679

 Spectrum Group International, Inc. *

 $

 149,844

 Total Consumer Services

 $

 17,926,658

 Media - 2.1%

 Movies & Entertainment - 2.1%

 329,619

 Cinemark Holdings, Inc.

 $

 7,393,354

 205,700

 Imax Corp. *

 4,095,487

 $

 11,488,841

 Total Media

 $

 11,488,841

 Retailing - 4.3%

 Internet Retail - 0.4%

 89,375

 HomeAway, Inc. *

 $

 2,095,844

 Apparel Retail - 2.9%

 444,200

 Express, Inc. *

 $

 6,583,044

 82,300

 Francesca's Holdings Corp. *

 2,529,079

 370,900

 Hot Topic, Inc. *

 3,226,830

 94,700

 Urban Outfitters, Inc. *

 3,556,932

 $

 15,895,885

 Specialty Stores - 1.0%

 96,600

 Vitamin Shoppe, Inc. *

 $

 5,633,712

 Total Retailing

 $

 23,625,441

 Food & Staples Retailing - 0.6%

 Food Retail - 0.6%

 148,298

 Natural Grocers by Vitamin Cottage, Inc. *

 $

 3,310,011

 Total Food & Staples Retailing

 $

 3,310,011

 Food, Beverage & Tobacco - 0.5%

 Packaged Foods & Meats - 0.5%

 126,600

 Green Mountain Coffee Roasters, Inc. *

 $

 3,006,750

 Total Food, Beverage & Tobacco

 $

 3,006,750

 Health Care Equipment & Services - 12.5%

 Health Care Equipment - 5.7%

 291,053

 ABIOMED, Inc. *

 $

 6,109,202

 297,425

 Conceptus, Inc. *

 6,040,702

 116,900

 DexCom, Inc. *

 1,757,007

 51,834

 HeartWare International, Inc. *

 4,897,795

 252,300

 Insulet Corp. *

 5,444,634

 162,600

 MAKO Surgical Corp. *

 2,830,866

 174,200

 Masimo Corp. *

 4,212,156

 $

 31,292,362

 Health Care Supplies - 4.4%

 134,800

 Align Technology, Inc. *

 $

 4,983,556

 492,300

 Endologix, Inc. *

 6,803,586

 43,500

 Haemonetics Corp. *

 3,488,700

 471,700

 Quidel Corp. *

 8,929,281

 $

 24,205,123

 Health Care Services - 0.6%

 31,699

 Catamaran Corp. *

 $

 3,105,551

 Health Care Facilities - 1.3%

 223,000

 Brookdale Senior Living, Inc. *

 $

 5,178,060

 566,486

 LCA-Vision, Inc. *

 2,288,603

 $

 7,466,663

 Health Care Technology - 0.5%

 166,800

 Greenway Medical Technologies *

 $

 2,852,280

 Total Health Care Equipment & Services

 $

 68,921,979

 Pharmaceuticals, Biotechnology & Life Sciences - 13.1%

 Biotechnology - 7.6%

 416,849

 Alkermes Plc *

 $

 8,649,617

 592,800

 Amarin Corp Plc (A.D.R.) *

 7,469,280

 192,600

 Cubist Pharmaceuticals, Inc. *

 9,183,168

 471,100

 Dynavax Technologies Corp. *

 2,242,436

 357,700

 Exact Sciences Corp. *

 3,938,277

 524,900

 Neurocrine Biosciences, Inc. *

 4,188,702

 663,700

 NPS Pharmaceuticals, Inc. *

 6,139,225

 $

 41,810,705

 Pharmaceuticals - 5.5%

 192,737

 Auxilium Pharmaceuticals, Inc. *

 $

 4,714,347

 224,305

 Jazz Pharmaceuticals Plc *

 12,787,628

 128,200

 Salix Pharmaceuticals, Ltd. *

 5,427,988

 242,100

 ViroPharma, Inc. *

 7,316,262

 $

 30,246,225

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 72,056,930

 Banks - 1.0%

 Regional Banks - 1.0%

 82,500

 Signature Bank *

 $

 5,534,100

 Total Banks

 $

 5,534,100

 Diversified Financials - 1.1%

 Specialized Finance - 0.9%

 134,400

 MSCI, Inc. *

 $

 4,810,176

 Asset Management & Custody Banks - 0.2%

 59,600

 Financial Engines, Inc. *

 $

 1,420,268

 Total Diversified Financials

 $

 6,230,444

 Real Estate - 1.5%

 Mortgage REIT's - 0.5%

 255,600

 CreXus Investment Corp.

 $

 2,763,036

 Residential REIT's - 0.5%

 66,600

 American Campus Communities, Inc.

 $

 2,922,408

 Specialized REIT's - 0.5%

 94,300

 LaSalle Hotel Properties

 $

 2,516,867

 Total Real Estate

 $

 8,202,311

 Software & Services - 14.4%

 Internet Software & Services - 4.9%

 245,700

 Brightcove, Inc. *

 $

 2,869,776

 212,900

 ExactTarget, Inc. *

 5,156,438

 430,200

 SciQuest, Inc. *

 7,829,640

 96,200

 Trulia, Inc. *

 2,060,604

 481,900

 Velti Plc *

 4,033,503

 244,018

 Vocus, Inc. *

 4,895,001

 $

 26,844,962

 IT Consulting & Other Services - 2.0%

 173,700

 Gartner, Inc. *

 $

 8,005,833

 169,700

 Virtusa Corp. *

 3,015,569

 $

 11,021,402

 Data Processing & Outsourced Services - 2.7%

 177,900

 VeriFone Systems, Inc. *

 $

 4,954,515

 427,000

 WNS Holdings, Ltd. (A.D.R.) *

 4,372,480

 80,300

 Wright Express Corp. *

 5,598,516

 $

 14,925,511

 Application Software - 3.9%

 185,233

 Aspen Technology, Inc. *

 $

 4,788,273

 68,200

 Guidewire Software, Inc. *

 2,117,610

 129,100

 RealPage, Inc. *

 2,917,660

 336,140

 Tangoe, Inc. *

 4,413,518

 140,000

 TIBCO Software, Inc. *

 4,232,200

 31,433

 Ultimate Software Group, Inc. *

 3,209,309

 $

 21,678,570

 Systems Software - 0.9%

 196,940

 Fortinet, Inc. *

 $

 4,754,132

 Total Software & Services

 $

 79,224,577

 Technology Hardware & Equipment - 5.0%

 Communications Equipment - 4.5%

 264,200

 Aruba Networks, Inc. *

 $

 5,940,537

 56,300

 F5 Networks, Inc. *

 5,894,610

 295,400

 Finisar Corp. *

 4,224,220

 132,000

 Procera Networks, Inc. *

 3,102,000

 183,400

 Riverbed Technology, Inc. *

 4,267,718

 379,690

 ShoreTel, Inc. *

 1,552,932

 $

 24,982,017

 Technology Distributors - 0.5%

 84,206

 SYNNEX Corp. *

 $

 2,743,431

 Total Technology Hardware & Equipment

 $

 27,725,448

 Semiconductors & Semiconductor Equipment - 4.0%

 Semiconductor Equipment - 0.3%

 136,893

 Nanometrics, Inc. *

 $

 1,890,492

 Semiconductors - 3.7%

 1,186,100

 Entropic Communications, Inc. *

 $

 6,903,102

 490,300

 MIPS Technologies, Inc. *

 3,623,317

 259,400

 Semtech Corp. *

 6,523,910

 129,200

 Skyworks Solutions, Inc. *

 3,044,598

 $

 20,094,927

 Total Semiconductors & Semiconductor Equipment

 $

 21,985,419

 TOTAL COMMON STOCKS

 (Cost $446,288,789)

 $

 535,672,840

 MUTUAL FUND - 1.3%

 Diversified Financials - 1.3%

 Multi-Sector Holdings - 1.3%

 74,907

 iShares Russell 2000 Growth Index Fund

 $

 7,161,858

 Total Diversified Financials

 $

 7,161,858

 TOTAL MUTUAL FUNDS

 (Cost $6,586,458)

 $

 7,161,858

 TOTAL INVESTMENT IN SECURITIES - 98.6%

 (Cost $452,875,247) (a)

 $

 542,834,698

 OTHER ASSETS & LIABILITIES - 1.4%

 $

 7,906,551

 TOTAL NET ASSETS - 100.0%

 $

 550,741,249

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At September 30, 2012, the net unrealized gain on investments based on cost for federal Income tax purposes of $455,646,796 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 112,398,278

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (25,210,376)

 Net unrealized gain

 $

 87,187,902

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level

 Level 3

 Total

 Common Stocks

$
535,672,840

$
-

$
-

$
535,672,840

 Mutual Funds

$
7,161,858

$
-

$
-

$
7,161,858

 Total

$
542,834,698

$
-

$
-

$
542,834,698

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 9/28/2012

 Principal Amount ($)

 Floating

 Rate (d)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 MUNICIPAL BONDS - 97.9%

 Alabama - 0.2%

 1,500,000

 NR/NR

 Sylacauga Health Care Authority, 6.0%, 8/1/35

 $

 1,511,130

 Arizona - 4.6%

 1,000,000

 AA-/Aa3

 Arizona Board of Regents, 4.0%, 6/1/31

 $

 1,042,400

 5,145,000

 AA-/NR

 Arizona Health Facilities Authority, 5.5%, 1/1/38

 5,726,436

 3,345,000

 AA/Aa2

 Maricopa County High School District No. 210-Phoenix, 3.5%, 7/1/25

 3,446,588

 1,000,000

 A/A1

 Maricopa County Pollution Control Corp., 5.0%, 6/1/35

 1,112,960

 4,000,000

 AA/Aa3

 Phoenix Civic Improvement Corp., 7/1/25

 4,789,240

 8,005,000

 AA/Aa3

 Phoenix Civic Improvement Corp., 7/1/26

 9,622,891

 10,000,000

 AA/Aa3

 Phoenix Civic Improvement Corp., 7/1/43

 11,987,500

 3,470,000

 AA/Aa3

 Pima County Industrial Development Authority, 5.0%, 7/1/20

 4,012,083

 500,000

 BBB-/NR

 Pima County Industrial Development Authority, 6.1%, 6/1/45

 511,760

 949,000

 NR/Baa3

 Pima County Industrial Development Authority, 6.75%, 7/1/31

 950,813

 $

 43,202,671

 California - 15.6%

 10,000,000

 A-/A3

 Alameda Corridor Transportation Authority, 0.0%, 10/1/31

 $

 3,896,800

 4,000,000

 A-/A3

 Alameda Corridor Transportation Authority, 4.75%, 10/1/25

 4,002,560

 10,865,000

 AA-/Aa3

 Anaheim Public Financing Authority, 0.0%, 9/1/23

 7,066,379

 12,230,000

 AA-/Aa3

 Anaheim Public Financing Authority, 0.0%, 9/1/36

 3,556,239

 1,000,000

 AAA/Aaa

 California Educational Facilities Authority, 5.25%, 4/1/40

 1,428,890

 2,000,000

 A/NR

 California Health Facilities Financing Authority, 5.0%, 3/1/33

 2,016,360

 2,000,000

 A/A2

 California Health Facilities Financing Authority, 5.625%, 7/1/32

 2,187,900

 4,000,000

 BBB/Baa2

 California Municipal Finance Authority, 5.25%, 2/1/37

 4,142,400

 4,875,000

 NR/Baa2

 California Statewide Communities Development Authority, 5.0%, 5/15/30

 5,031,341

 4,125,000

 NR/Baa2

 California Statewide Communities Development Authority, 5.0%, 5/15/38

 4,207,005

 20,955,000

 BBB+/Baa2

 California Statewide Communities Development Authority, 5.0%, 8/15/47

 21,432,356

 10,000,000

 AA-/Aa3

 California Statewide Communities Development Authority, 5.25%, 11/15/48

 10,757,500

 4,000,000

 NR/Baa1

 California Statewide Communities Development Authority, 5.375%, 12/1/37

 4,083,800

 10,000,000

 AA-/A1

 California Statewide Communities Development Authority, 5.75%, 7/1/47

 11,222,500

 4,000,000

 A-/NR

 California Statewide Communities Development Authority, 5.75%, 8/15/38

 4,436,320

 1,000,000

 NR/Aa3

 Franklin-Mckinley School District, 6.0%, 7/1/16

 1,185,180

 2,100,000

 BBB-/WR

 Fresno Joint Powers Financing Authority, 4.75%, 9/1/28

 2,101,008

 15,000,000

 B-/B3

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 11,530,800

 2,500,000

 BBB+/Ba1

 Inglewood Redevelopment Agency, 4.75%, 5/1/38

 2,361,950

 3,000,000

 A-/Baa2

 Long Beach Bond Finance Authority, 5.5%, 11/15/37

 3,419,100

 4,000,000

 A-/NR

 Madera Irrigation District California Water Revenue, 5.5%, 1/1/33

 4,385,000

 3,680,000

 A/Baa2

 Madera Public Financing Authority, 4.375%, 3/1/31

 3,805,856

 1,600,000

 AA-/WR

 Oxnard School District, 4.375%, 8/1/33

 1,643,056

 2,180,000

 A/Baa2

 Pomona Unified School District, 6.55%, 8/1/29

 2,970,032

 1,000,000

 A-/NR

 Redding Redevelopment Agency, 4.5%, 9/1/26

 1,006,810

 3,000,000

 A-/NR

 Rialto Redevelopment Agency, 6.25%, 9/1/37

 3,170,850

 1,500,000

 AA-/Aa1

 San Jose Evergreen Community College District, 5.0%, 8/1/41

 1,722,255

 2,085,000

 NR/Aa2

 San Juan Unified School District, 5.0%, 8/1/25

 2,570,471

 1,500,000

 A/Ba1

 Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29

 1,776,885

 1,405,000

 A+/Aa3

 Santa Maria Joint Union High School District, 0.0%, 8/1/27

 707,207

 3,500,000

 A+/Aa2

 Saugus Union School District, 0.0%, 8/1/23

 2,285,255

 9,500,000

 A-/A1

 State of California, 4.25%, 8/1/33

 9,858,055

 $

 145,968,120

 Colorado - 4.7%

 5,555,000

 A-/A3

 City of Colorado Springs Colorado, 6.375%, 12/15/30

 $

 5,564,277

 2,750,000

 5.25

 AA-/Aa3

 Colorado Health Facilities Authority, Floating Rate Note, 11/15/35

 2,960,870

 15,000,000

 BBB/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/23

 9,159,150

 5,000,000

 BBB/Baa2

 E-470 Public Highway Authority, 0.0%, 9/1/27

 2,399,550

 12,500,000

 A-/Baa2

 Public Authority for Colorado Energy, 6.5%, 11/15/38

 15,953,625

 2,500,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/26

 2,947,125

 1,250,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/34

 1,459,700

 1,000,000

 NR/Baa3

 Regional Transportation District, 6.0%, 1/15/41

 1,159,630

 2,000,000

 NR/Baa3

 Regional Transportation District, 6.5%, 1/15/30

 2,441,320

 $

 44,045,247

 Connecticut - 1.1%

 4,795,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 $

 5,363,975

 1,000,000

 NR/NR

 Connecticut State Health & Educational Facility Authority, 5.5%, 7/1/17

 1,011,680

 1,500,000

 B/NR

 Mohegan Tribe of Indians of Connecticut, 5.25%, 1/1/33 (144A)

 1,471,455

 2,470,000

 B/NR

 Mohegan Tribe of Indians of Connecticut, 6.25%, 1/1/31

 2,472,174

 $

 10,319,284

 Delaware - 0.6%

 5,000,000

 NR/Baa3

 Delaware State Economic Development Authority, 5.375%, 10/1/45

 $

 5,467,150

 District of Columbia - 2.0%

 10,000,000

 BBB/Baa1

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 10,199,100

 7,950,000

 NR/A1

 District of Columbia, 4.25%, 6/1/37

 8,104,946

 $

 18,304,046

 Florida - 6.2%

 7,500,000

 NR/Baa1

 City of Tallahassee Florida, 6.375%, 12/1/30

 $

 7,527,450

 520,000

 NR/NR

 County of Madison Florida, 6.0%, 7/1/25

 508,045

 5,000,000

 A-/A2

 County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41

 5,713,500

 4,885,000

 A/Aa3

 County of Miami-Dade Florida, 5.0%, 6/1/22

 5,099,354

 1,000,000

 NR/Aa2

 County of Miami-Dade Florida, 7.7%, 10/1/12

 1,000,580

 8,000,000

 AA+/Aa1

 Escambia County Health Facilities Authority, 5.25%, 11/15/32

 8,104,560

 3,000,000

 NR/Baa1

 Escambia County Health Facilities Authority, 6.0%, 8/15/36

 3,430,320

 1,390,000

 NR/NR

 Florida Development Finance Corp., 6.0%, 9/15/30

 1,516,573

 1,830,000

 A+/Aa3

 Greater Orlando Aviation Authority, 5.0%, 10/1/25

 2,158,156

 2,980,000

 BB/NR

 Lee County Industrial Development Authority Florida, 4.75%, 6/15/14

 3,035,815

 2,000,000

 BB/NR

 Lee County Industrial Development Authority Florida, 5.375%, 6/15/37

 2,000,240

 3,400,000

 NR/NR

 St. Johns County Industrial Development Authority, 6.0%, 8/1/45

 3,800,248

 13,780,000

 A-/A3

 Tampa-Hillsborough County Expressway Authority, 4.0%, 7/1/34

 14,117,748

 $

 58,012,589

 Georgia - 1.5%

 5,750,000

 A/Baa1

 Burke County Development Authority, 7.0%, 1/1/23

 $

 6,873,148

 5,000,000

 A-/Baa2

 Main Street Natural Gas, Inc., 5.5%, 9/15/28

 5,744,150

 1,500,000

 A/A2

 Municipal Electric Authority of Georgia, 5.625%, 1/1/26

 1,731,600

 $

 14,348,898

 Illinois - 3.0%

 1,580,000

 NR/A3

 Illinois Finance Authority, 5.25%, 10/1/24

 $

 1,682,447

 1,000,000

 BBB+/Baa2

 Illinois Finance Authority, 5.25%, 5/1/40

 1,066,270

 4,000,000

 BBB-/NR

 Illinois Finance Authority, 5.5%, 8/15/30

 4,246,880

 1,600,000

 AA-/Aa3

 Illinois Finance Authority, 6.0%, 8/15/25

 1,707,056

 1,000,000

 NR/NR

 Illinois Finance Authority, 6.125%, 5/15/27

 1,042,000

 5,000,000

 NR/Baa2

 Illinois Finance Authority, 6.5%, 4/1/39

 5,655,500

 20,000,000

 AAA/A3

 Metropolitan Pier & Exposition Authority, 0.0%, 6/15/39

 5,332,600

 5,000,000

 AA+/#Aaa

 Metropolitan Pier & Exposition Authority, 7.0%, 7/1/26 (Pre-Refunded)

 7,252,800

 $

 27,985,553

 Indiana - 2.4%

 3,500,000

 NR/Baa2

 Delaware County Hospital Authority Indiana, 5.0%, 8/1/24

 $

 3,755,570

 2,000,000

 AA/Aa2

 Indiana Bond Bank, 5.5%, 2/1/29

 2,271,880

 2,000,000

 BB/B1

 Indiana Finance Authority, 6.0%, 12/1/26

 2,089,740

 5,000,000

 A+/A1

 Indiana Health & Educational Facilities Financing Authority, 4.75%, 2/15/34

 5,243,000

 7,000,000

 A+/A1

 Indiana Health & Educational Facilities Financing Authority, 5.0%, 2/15/39

 7,368,270

 500,000

 AA/Aa1

 Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20

 583,710

 650,000

 AA/NR

 Indianapolis Local Public Improvement Bond Bank, 6.75%, 2/1/14 (Pre-Refunded)

 676,110

 515,000

 A-/A1

 Lawrence Township Metropolitan School District, 6.75%, 7/5/13

 527,695

 $

 22,515,975

 Louisiana - 2.7%

 6,000,000

 BBB-/Baa2

 Jefferson Parish Hospital Service District No. 2, 6.375%, 7/1/41

 $

 7,005,060

 615,000

 BBB+/Baa1

 Louisiana Local Government Environmental Facilities & Community Development Authority, 5.25%, 12/1/18

 673,554

 10,000,000

 NR/Baa1

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 10,539,900

 500,000

 AA-/Aa3

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 581,250

 400,000

 A-/A3

 Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24

 458,860

 3,000,000

 BBB/Baa2

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 3,188,460

 3,000,000

 A-/A3

 Tobacco Settlement Financing Corp. Louisiana, 5.875%, 5/15/39

 3,059,700

 $

 25,506,784

 Maine - 1.0%

 4,500,000

 NR/Baa3

 Maine Health & Higher Educational Facilities Authority, 6.75%, 7/1/36

 $

 5,322,420

 3,040,000

 NR/Baa3

 Maine Health & Higher Educational Facilities Authority, 6.95%, 7/1/41

 3,610,304

 $

 8,932,724

 Maryland - 1.5%

 3,000,000

 BB+/Ba2

 County of Frederick Maryland, 5.625%, 9/1/38

 $

 3,009,780

 500,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/16

 452,215

 1,000,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/16

 904,430

 1,000,000

 NR/NR

 Maryland Economic Development Corp., 5.0%, 12/1/31

 686,990

 1,200,000

 BB/NR

 Maryland Economic Development Corp., 5.75%, 9/1/25

 1,304,844

 2,000,000

 A/A3

 Maryland Economic Development Corp., 6.2%, 9/1/22

 2,461,120

 4,400,000

 NR/Baa3

 Maryland Health & Higher Educational Facilities Authority, 5.75%, 7/1/38

 4,789,532

 $

 13,608,911

 Massachusetts - 8.7%

 4,000,000

 NR/Aa2

 City of Pittsfield Massachusetts, 5.0%, 3/1/19

 $

 4,878,320

 2,000,000

 NR/A2

 Massachusetts Development Finance Agency, 4.0%, 10/1/35

 2,063,320

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/21

 1,238,050

 1,000,000

 A-/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/22

 1,225,160

 1,000,000

 BBB+/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/30

 1,113,400

 500,000

 BBB+/A3

 Massachusetts Development Finance Agency, 5.0%, 10/1/31

 559,570

 1,585,000

 AA+/Aa1

 Massachusetts Development Finance Agency, 5.0%, 6/1/25

 1,905,614

 1,000,000

 A-/Baa1

 Massachusetts Development Finance Agency, 5.125%, 7/1/26

 1,113,630

 345,000

 BBB/Baa2

 Massachusetts Development Finance Agency, 5.15%, 10/1/14

 352,418

 1,680,000

 BBB/NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,765,109

 3,320,000

 BBB/NR

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 3,439,553

 1,980,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,248,033

 500,000

 BBB-/NR

 Massachusetts Development Finance Agency, 5.5%, 1/1/35

 503,430

 1,100,000

 BBB/Baa2

 Massachusetts Development Finance Agency, 5.625%, 10/1/24

 1,139,545

 1,000,000

 BBB/Baa2

 Massachusetts Development Finance Agency, 5.7%, 10/1/34

 1,030,740

 6,185,000

 A/WR

 Massachusetts Development Finance Agency, 5.75%, 1/1/42

 8,183,930

 2,635,000

 NR/NR

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,869,568

 1,000,000

 BBB/NR

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 1,223,240

 1,000,000

 BBB/NR

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 1,182,220

 2,000,000

 NR/A2

 Massachusetts Health & Educational Facilities Authority, 4.125%, 10/1/37

 2,109,100

 4,500,000

 BB/NR

 Massachusetts Health & Educational Facilities Authority, 4.625%, 8/15/28

 4,319,865

 3,750,000

 BBB+/Baa1

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/38

 3,959,100

 1,550,000

 BBB-/Baa3

 Massachusetts Health & Educational Facilities Authority, 5.25%, 7/15/18

 1,552,232

 2,335,000

 BBB-/Baa3

 Massachusetts Health & Educational Facilities Authority, 5.375%, 7/1/35

 2,526,143

 10,140,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 14,640,943

 1,000,000

 AA-/Aa3

 Massachusetts Port Authority, 5.0%, 7/1/32

 1,192,330

 1,000,000

 AA-/Aa3

 Massachusetts Port Authority, 5.0%, 7/1/33

 1,183,860

 3,975,000

 AA/Aa2

 Massachusetts State College Building Authority, 5.0%, 5/1/28

 4,783,912

 2,000,000

 AAA/NR

 Town of Chatham Massachusetts, 3.5%, 6/15/37

 2,027,940

 4,500,000

 AA+/NR

 Town of Wilmington Massachusetts, 4.0%, 3/15/37

 4,676,220

 $

 81,006,495

 Michigan - 1.9%

 3,000,000

 AA-/Aa3

 City of Detroit Michigan Water Supply System Revenue, 6.25%, 7/1/36

 $

 3,506,280

 1,500,000

 BB-/NR

 John Tolfree Health System Corp., 6.0%, 9/15/23

 1,492,815

 1,405,000

 NR/NR

 Meridian Economic Development Corp. Michigan, 5.25%, 7/1/26

 1,405,590

 3,285,000

 NR/NR

 Michigan Public Educational Facilities Authority, 5.875%, 6/1/37

 3,293,311

 2,000,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 2,021,380

 5,000,000

 AA+/Aa1

 Michigan State Hospital Finance Authority, 5.25%, 11/15/26

 5,153,750

 1,000,000

 NR/NR

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 1,005,270

 $

 17,878,396

 Minnesota - 0.1%

 1,000,000

 A-/NR

 Tobacco Securitization Authority Minnesota, 5.25%, 3/1/31

 $

 1,128,300

 Mississippi - 1.3%

 7,950,000

 BBB-/Ba1

 County of Lowndes Mississippi, 6.8%, 4/1/22

 $

 9,372,096

 2,750,000

 BBB/Baa3

 County of Warren Mississippi, 5.8%, 5/1/34

 3,117,400

 $

 12,489,496

 Missouri - 0.0%

 80,000

 NR/Aaa

 Missouri State Environmental Improvement & Energy Resources Authority, 5.125%, 1/1/20

 $

 80,972

 Montana - 0.3%

 2,785,000

 A-/A3

 City of Forsyth Montana, 5.0%, 3/1/31

 $

 2,834,907

 New Hampshire - 1.2%

 5,000,000

 A-/NR

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/32

 $

 5,282,950

 3,750,000

 A-/NR

 New Hampshire Health & Education Facilities Authority, 5.0%, 10/1/37

 3,934,275

 2,000,000

 BBB+/Baa1

 New Hampshire Health & Education Facilities Authority, 5.75%, 7/1/22

 2,025,660

 $

 11,242,885

 New Jersey - 1.8%

 1,250,000

 BBB/Baa3

 Camden County Improvement Authority, 5.75%, 2/15/34

 $

 1,276,675

 475,000

 NR/NR

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 473,390

 450,000

 NR/NR

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 423,234

 610,000

 NR/NR

 New Jersey Economic Development Authority, 5.75%, 1/1/25

 617,716

 3,000,000

 AAA/Aaa

 New Jersey Educational Facilities Authority, 5.0%, 7/1/39

 3,522,090

 5,115,000

 BBB-/Baa3

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 5,389,215

 3,500,000

 NR/NR

 New Jersey Health Care Facilities Financing Authority, 7.25%, 7/1/27

 3,245,865

 2,000,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,342,320

 $

 17,290,505

 New Mexico - 0.1%

 1,000,000

 A/NR

 County of Dona Ana New Mexico, 5.25%, 12/1/25

 $

 1,035,020

 New York - 3.1%

 2,500,000

 BBB+/A3

 Albany Industrial Development Agency, 5.25%, 11/15/32

 $

 2,702,500

 1,000,000

 NR/WR

 Albany Industrial Development Agency, 6.0%, 7/1/19 (e)

 499,590

 6,000,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 6,998,100

 5,515,000

 BBB/WR

 New York State Dormitory Authority, 5.25%, 7/1/24

 6,470,529

 5,250,000

 AA-/Aa3

 New York State Dormitory Authority, 7.5%, 5/15/13

 5,488,612

 1,000,000

 BBB-/Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/36

 1,171,070

 3,400,000

 BBB-/Baa3

 Port Authority of New York & New Jersey, 6.0%, 12/1/42

 3,961,476

 1,500,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 6.125%, 6/1/94

 1,874,625

 $

 29,166,502

 North Carolina - 1.8%

 1,500,000

 NR/NR

 North Carolina Capital Facilities Finance Agency, 4.5%, 10/1/26

 $

 1,385,190

 12,000,000

 A-/Baa1

 North Carolina Eastern Municipal Power Agency, 6.0%, 1/1/22

 15,601,560

 $

 16,986,750

 Ohio - 3.3%

 6,840,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.125%, 6/1/24

 $

 5,764,752

 10,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 7,954,300

 6,000,000

 B-/B3

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 5,294,640

 2,000,000

 AAA/Aaa

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/36

 2,327,380

 1,000,000

 AAA/Aaa

 City of Cincinnati Ohio Water System Revenue, 5.0%, 12/1/37

 1,163,690

 1,500,000

 NR/NR

 County of Cuyahoga Ohio, 6.0%, 5/15/37

 1,541,265

 1,500,000

 NR/NR

 County of Cuyahoga Ohio, 6.0%, 5/15/42

 1,540,035

 5,000,000

 NR/A3

 County of Lake Ohio, 6.0%, 8/15/43

 5,439,950

 $

 31,026,012

 Oklahoma - 0.7%

 5,590,000

 BBB/Baa2

 McGee Creek Authority, 6.0%, 1/1/23

 $

 6,527,275

 Oregon - 0.5%

 2,000,000

 AA+/NR

 Multnomah County School District No 40, 0.0%, 6/15/30

 $

 1,076,060

 2,000,000

 AA+/NR

 Multnomah County School District No 40, 0.0%, 6/15/31

 1,019,380

 1,715,000

 AA+/NR

 Multnomah County School District No 40, 0.0%, 6/15/32

 829,597

 1,365,000

 A+/A1

 Oregon Health & Science University, 3.75%, 7/1/27

 1,438,464

 $

 4,363,501

 Pennsylvania - 4.5%

 2,605,000

 NR/WR

 Allentown Area Hospital Authority, 6.0%, 11/15/16

 $

 2,632,248

 10,000,000

 A-/Baa2

 Lehigh County Industrial Development Authority, 4.75%, 2/15/27

 10,305,300

 1,000,000

 BBB/NR

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/24

 1,042,490

 1,000,000

 BBB/NR

 Montgomery County Industrial Development Authority Pennsylvania, 5.0%, 12/1/30

 1,029,330

 3,000,000

 BBB+/A3

 Northampton County General Purpose Authority, 5.5%, 8/15/40

 3,183,540

 1,000,000

 BBB-/Baa3

 Pennsylvania Higher Educational Facilities Authority, 5.0%, 7/1/42

 1,043,750

 1,000,000

 BBB-/Baa3

 Pennsylvania Higher Educational Facilities Authority, 6.0%, 7/1/43

 1,129,350

 11,500,000

 0.96

 BBB+/WR

 Pennsylvania Higher Educational Facilities Authority, Floating Rate Note, 7/1/39

 7,162,315

 2,000,000

 AA/Aa2

 Philadelphia Hospitals & Higher Education Facilities Authority, 4.5%, 7/1/37

 2,098,500

 10,900,000

 BBB-/Ba1

 Philadelphia Hospitals & Higher Education Facilities Authority, 5.0%, 7/1/34

 11,032,544

 1,000,000

 AA-/Aa3

 Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.0%, 2/1/30

 1,119,500

 $

 41,778,867

 Puerto Rico - 0.7%

 925,000

 BBB/Baa1

 Puerto Rico Public Buildings Authority, 5.25%, 7/1/33

 $

 948,338

 75,000

 NR/Baa3

 Puerto Rico Public Buildings Authority, 5.25%, 7/1/33 (Pre-Refunded)

 81,325

 5,000,000

 AA-/Aa3

 Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57

 5,260,450

 $

 6,290,113

 Rhode Island - 0.6%

 5,200,000

 BB/Ba1

 Tobacco Settlement Financing Corp. Rhode Island, 6.25%, 6/1/42

 $

 5,277,532

 South Carolina - 1.1%

 8,265,000

 AA-/Aa3

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 9,376,312

 500,000

 AA+/Aaa

 State of South Carolina, 5.0%, 4/1/20

 634,495

 $

 10,010,807

 South Dakota - 0.1%

 65,000

 NR/Aaa

 South Dakota Conservancy District, 5.625%, 8/1/17 (Pre-Refunded)

 $

 65,287

 1,000,000

 A+/A1

 South Dakota Health & Educational Facilities Authority, 5.0%, 7/1/42

 1,100,370

 $

 1,165,657

 Tennessee - 0.5%

 4,000,000

 AA/Aa1

 Metropolitan Government of Nashville & Davidson County Tennessee, 4.0%, 7/1/24

 $

 4,613,920

 Texas - 6.4%

 7,100,000

 BBB-/Baa3

 Central Texas Regional Mobility Authority, 0.0%, 1/1/25

 $

 4,051,189

 3,000,000

 BBB-/Baa3

 Central Texas Regional Mobility Authority, 0.0%, 1/1/26

 1,603,710

 3,000,000

 BBB-/Baa3

 Central Texas Regional Mobility Authority, 0.0%, 1/1/27

 1,510,680

 2,500,000

 BB+/Ba1

 Central Texas Regional Mobility Authority, 6.75%, 1/1/41

 2,884,200

 8,285,000

 AA+/Aa2

 Dallas Area Rapid Transit, 5.25%, 12/1/29

 10,917,062

 10,000,000

 BBB+/A3

 Dallas County Utility & Reclamation District, 5.375%, 2/15/29

 10,803,500

 390,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 449,728

 2,000,000

 NR/Aaa

 La Joya Independent School District, 4.0%, 2/15/22

 2,363,300

 20,000

 NR/A1

 Lower Colorado River Authority, 5.25%, 5/15/21 (Pre-Refunded)

 20,581

 3,000,000

 A+/A1

 Richardson Hospital Authority, 6.0%, 12/1/34

 3,081,570

 1,000,000

 BBB/NR

 Seguin Higher Education Facilities Corp., 5.0%, 9/1/23

 1,023,910

 5,000,000

 AA+/Aaa

 State of Texas, 5.0%, 8/1/27

 6,116,550

 10,410,000

 NR/Baa3

 Texas Private Activity Bond Surface Transportation Corp., 7.0%, 6/30/40

 12,738,405

 2,255,000

 BBB/NR

 Texas State Public Finance Authority Charter School Finance Corp., 6.2%, 2/15/40

 2,590,972

 $

 60,155,357

 Utah - 0.1%

 500,000

 BBB-/NR

 Utah State Charter School Finance Authority, 5.75%, 7/15/20

 $

 538,975

 Vermont - 0.1%

 1,295,000

 BBB-/Baa

 Vermont Educational & Health Buildings Financing Agency, 5.0%, 7/1/24

 $

 1,237,204

 Virginia - 3.3%

 5,000,000

 BBB/Baa2

 Chesapeake Bay Bridge & Tunnel District, 5.5%, 7/1/25

 $

 5,875,000

 1,500,000

 NR/WR

 Prince William County Industrial Development Authority, 5.2%, 10/1/26 (Pre-Refunded)

 1,603,215

 3,925,000

 NR/WR

 Prince William County Industrial Development Authority, 5.35%, 10/1/36 (Pre-Refunded)

 4,201,006

 13,990,000

 B-/B2

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 10,014,322

 7,500,000

 BBB+/Baa1

 Washington County Industrial Development Authority Virginia, 7.75%, 7/1/38

 9,348,675

 $

 31,042,218

 Washington - 8.0%

 10,000,000

 AA+/Aa1

 City of Seattle Washington, 4.0%, 9/1/37

 $

 10,357,600

 1,400,000

 AA/Aa3

 Douglas County Public Utility District No 1, 4.0%, 12/1/41

 1,430,506

 10,000,000

 AA/NR

 FYI Properties, 5.5%, 6/1/39

 11,307,900

 1,000,000

 AA+/Aa1

 King & Snohomish Counties School District No. 417 Northshore, 5.0%, 12/1/30

 1,212,670

 1,000,000

 AA+/Aa1

 King & Snohomish Counties School District No. 417 Northshore, 5.0%, 12/1/31

 1,205,050

 10,000,000

 AAA/NR

 King County Housing Authority, 5.5%, 5/1/38

 10,910,700

 3,000,000

 A+/Aa3

 King County Public Hospital District No. 1, 5.25%, 12/1/37

 3,301,320

 1,000,000

 AA+/Aa1

 Pierce County School District No. 3 Puyallup, 5.0%, 12/1/23

 1,249,280

 10,500,000

 BBB/Baa1

 Tobacco Settlement Authority of Washington, 6.625%, 6/1/32

 10,859,940

 5,600,000

 AA+/Aaa

 University of Washington, 5.0%, 6/1/37

 6,402,368

 1,000,000

 AA/Aa2

 Washington Health Care Facilities Authority, 4.25%, 10/1/37

 1,030,440

 2,400,000

 BBB/Baa2

 Washington Health Care Facilities Authority, 6.125%, 8/15/37

 2,653,080

 4,000,000

 NR/A2

 Washington Health Care Facilities Authority, 6.5%, 11/15/33 (Pre-Refunded)

 4,516,200

 5,000,000

 5.25

 AA/Aa2

 Washington Health Care Facilities Authority, Floating Rate Note, 10/1/33

 5,528,400

 2,500,000

 NR/NR

 Washington State Housing Finance Commission, 5.25%, 1/1/17

 2,543,625

 0

 $

 74,509,079

 Wisconsin - 0.5%

 1,430,000

 NR/A1

 Adams-Friendship Area School District, 6.5%, 4/1/16

 $

 1,694,764

 3,000,000

 A+/NR

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 3,283,350

 $

 4,978,114

 Wyoming - 0.1%

 1,000,000

 A+/NR

 County of Laramie Wyoming, 5.0%, 5/1/37

 $

 1,099,540

 TOTAL MUNICIPAL BONDS

 (Cost $835,995,232)

 $

 915,483,481

 TOTAL INVESTMENT IN SECURITIES - 97.9%

 (Cost $835,995,232) (a)

 $

 915,483,481

 OTHER ASSETS & LIABILITIES - 2.1%

 $

 19,863,120

 TOTAL NET ASSETS - 100.0%

 $

 935,346,601

 (Pre-Refunded)

 Pre refunded bonds have been collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At September 28, 2012, the value of these securities amounted to $1,471,455 or 0.2% of total net assets.

 (a)

 At September 30, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $834,209,526 was as follows:

 Aggregate gross unrealized loss for all investments in which there is an excess of value over tax cost

  $        90,719,860

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

            (9,445,905)

 Net unrealized loss

  $        81,273,955

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

$
-

$
915,483,481

$
-

$
915,483,481

 Total

$
-

$
915,483,481

$
-

$
915,483,481

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 30, 2012

* Print the name and title of each signing officer under his or her signature.